UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

                68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares					Value
	EXCHANGE TRADED FUNDS - 98.9%
	EQUITY FUNDS - 98.9%
453,300	Consumer Discretionary Select Sector SPDR Fund				$ 30,230,577
633,700	Consumer Staples Select Sector SPDR Fund				28,586,207
292,200	Energy Select Sector SPDR Fund				26,479,164
1,808,600	Financial Select Sector SPDR Fund				41,905,262
491,700	Health Care Select Sector SPDR Fund				31,424,547
528,600	Industrial Select Sector SPDR Fund				28,095,090
423,900	iShares US Technology ETF				42,712,164
214,300	iShares US Telecommunications ETF				6,418,285
258,800	Materials Select Sector SPDR Fund				12,833,892
184,200	Utilities Select Sector SPDR Fund				7,752,978
	TOTAL EXCHANGE TRADED FUNDS (Cost - $185,833,729)				256,438,166

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
2,407,935	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.01% +				2,407,935
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,407,935)

	TOTAL INVESTMENTS (Cost - $188,241,664) (a) - 99.8%				$ 258,846,101
	OTHER ASSETS LESS LIABILITIES - 0.2%				360,088
	NET ASSETS - 100.0%				$ 259,206,189

+ Money Market Fund; Interest rate reflects seven-day effective yield on September 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $189,830,551 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 69,015,550
				Unrealized Depreciation:	-
				Net Unrealized Appreciation:	$ 69,015,550
TOTAL RETURN SWAP CONTRACTS:		Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)(1)

Index swap on Barclays US Q-MA + US ER USD Index ‐ to receive Total Return vs. Fee (1.50%(Days/365))		Barclays	$ 14,000,000	5/29/2015	$ (271,603)
Index swap on Barclays ASTRO US Variable Excess Return‐ to receive Total Return vs. Fee (0.00%(Days/365))		Barclays	28,000,000	5/29/2015	305,535
Index swap on Deutsche Bank ProVol Balanced Index‐ to receive Total Return vs. Fee (1.00%(Days/365))		Deutsche Bank	28,000,000	5/21/2015	-
Index swap on SGI Alpha ERC Index ‐ to receive Total Return vs. Fee (0.65%(Days/360))		Societe Generale	14,000,000	7/6/2015	59,113
Index swap on SGI Vol Select 2 Index ‐ to receive Total Return vs. Fee (0.65% spread (Days/360))		Societe Generale	28,000,000	7/6/2015	399,611
Net unrealized appreciation on swap contracts:					$ 492,656

(1) Amount subject to equity contracts risk exposure at September 30, 2014.

Giralda Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 98.8%
	EQUITY FUNDS - 98.8%
29,000	Consumer Discretionary Select Sector SPDR Fund	$ 1,934,010
40,350	Consumer Staples Select Sector SPDR Fund	1,820,189
18,650	Energy Select Sector SPDR Fund	1,690,063
116,000	Financial Select Sector SPDR Fund	2,687,720
31,450	Health Care Select Sector SPDR Fund	2,009,969
33,800	Industrial Select Sector SPDR Fund	1,796,470
27,150	iShares US Technology ETF	2,735,634
13,700	iShares US Telecommunications ETF	410,315
16,500	Materials Select Sector SPDR Fund	818,235
11,700	Utilities Select Sector SPDR Fund	492,453
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,280,632)	16,395,058

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
172,473	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.01% +	172,473
	TOTAL SHORT-TERM INVESTMENTS (Cost - $172,473)

	TOTAL INVESTMENTS (Cost - $16,453,105) (a) - 99.8%	$ 16,567,531
	OTHER ASSETS LESS LIABILITIES - 0.2%	23,501
	NET ASSETS - 100.0%	$ 16,591,032

+ Money Market Fund; Interest rate reflects seven-day effective yield on September 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,453,105 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 259,710
	Unrealized Depreciation:	(145,284)
	Net Unrealized Appreciation:	$ 114,426

TOTAL RETURN SWAP CONTRACTS:	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)(1)

Index swap on Barclays ASTRO US Variable Excess Return Index‐ to receive Total Return vs. Fee (0.00%(Days/365))	Barclays	$ 1,600,000	5/29/2015	$ 17,459
Index swap on Barclays Q-MA+ US ER USD Index ‐ to receive Total Return vs. Fee (1.50%(Days/360))	Barclays	800,000	5/29/2015	(15,520)
Index swap on Deutsche Bank ProVol Balanced Index ‐ to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	1,000,000	5/21/2015	-
Index swap on Deutsche Bank ProVol Balanced Index ‐ to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	600,000	5/21/2015	-
Index swap on SGI Alpha ERC Index ‐ to receive Total Return vs. Fee (0.65%(Days/365))	Societe Generale	500,000	7/6/2015	2,572
Index swap on SGI Alpha ERC Index ‐ to receive Total Return vs. Fee (0.65%(Days/365))	Societe Generale	300,000	7/6/2015	1,556
Index swap on SGI Vol Select 2 Index ‐ to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	1,000,000	7/6/2015	14,047
Index swap on SGI Vol Select 2 Index ‐ to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	600,000	7/6/2015	8,326
Net unrealized appreciation on swap contracts:				$ 28,440
(1) Amount subject to equity contracts risk exposure at September 30, 2014.

The Giralda Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Giralda Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014  for the Fund’s assets and liabilities measured at fair value:

The Giralda Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 256,438,166	$ -	$ -	$ 256,438,166
Short-Term Investments	2,407,935	-	-	$ 2,407,935
Open Swap Contracts	-	492,656	-	$ 492,656
Total	$ 258,846,101	$ 492,656	$ -	$ 259,338,757

Giralda Risk-Managed Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,395,058	$ -	$ -	$ 16,395,058
Short-Term Investments	172,473	-	-	$ 172,473
Open Swap Contracts	-	28,440	-	$ 28,440
Total	$ 16,567,531	$ 28,440	$ -	$ 16,595,971

The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and 2 during the current period presented.
It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Agreements - The Fund is subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of the swaps disclosed in the Portfolio of Investments at September 30, 2014 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/28/14